Financial instruments (Tables)	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
Schedule of financial assets
The accounting policies for financial instruments have been applied as indicated below:

(in KUSD)	Note	December 31, 2021	December 31, 2020
Financial assets - financial assets
Cash and cash equivalents	5.1 / 20b	466,544	439,195
Accounts receivable, net	3.4	30,218	—
Other current assets (excluding prepaid expenses)	13	1,948	3,100
Other long-term assets		693	397
Total financial assets (1)		499,403	442,692

Schedule of financial liabilities

(in KUSD)	Note	December 31, 2021	December 31, 2020
Financial liabilities - financial liabilities
Accounts payable		12,080	5,279
Other current liabilities	22	50,497	30,375
Lease liabilities, short-term and long-term	17	8,023	3,467
Convertible loans, short-term and long-term	24	93,728	38,406
Convertible loans, derivatives	24	37,947	73,208
Deferred royalty obligation	26	225,477	—
Income taxes payable		3,754	149
Other long-term liabilities		—	221
Total financial liabilities (1)		431,506	151,105

Net financial position		67,897	291,587
(1) Financial assets and Financial liabilities are recorded at historical or amortized cost with the exception of Convertible loans, derivatives which are recorded at fair value.

Schedule of net debt rollforward
The following is the net debt rollforward for the Company for 2020 and 2021.

	Notes	Cash and cash equivalents	Convertible loan (1)	Embedded derivative (1)	Deferred royalty obligation (2)	Lease liabilities (3)	Total
January 1, 2020		115,551	—	—	—	(5,031)	110,520
Issuance of convertible loan	24	65,000	(37,203)	(27,797)	—	—	—
Convertible loan transaction costs	24	(3,673)	2,102	—	—	—	(1,571)
Fair value adjustments	24	—	—	(23,432)	—	—	(23,432)
Convertible loan accretion	24	—	(4,756)	—	—	—	(4,756)
Interest payments		(1,557)	1,452		—	105	—
Lease principal	17	(1,144)	—	—	—	1,144	—
Other lease activity including foreign exchange	17	—	—	—	—	315	315
Net cash inflow		264,783	—	—	—	—	264,783
Foreign exchange on cash		235	—	—	—	—	235
December 31, 2020 (4)		439,195	(38,406)	(51,229)	—	(3,467)	346,093

	Notes	Cash and cash equivalents	Convertible loan (1)	Embedded derivatives (1)	Derivatives (1)	Deferred royalty obligation (2)		Lease liabilities (3)	Total
January 1, 2021		439,195	(38,406)	(51,229)	(21,979)	—		(3,467)	324,114
Issuance of convertible loan	24	50,000	(50,368)	(18,158)	20,341	—		—	1,815
Fair value adjustments	24	—	—	31,440	1,638	—		—	33,078
Convertible loan transaction costs	24	(557)	409	—		—		—	(148)
Convertible loan accretion	24	—	(10,418)	—	—	—		—	(10,418)
Interest payments	17, 24	(5,280)	5,055	—	—	—		225	—
Issuance of deferred royalty obligation	26	225,000	—	—	—	(225,000)		—	—
Deferred royalty transaction costs	26	(6,998)	—	—	—	6,998		—	—
Deferred royalty obligation accretion and cumulative catch-up	26	—	—	—	—	(7,688)	x	—	(7,688)
Deferred royalty obligation payments	26	(213)	—	—	—	213		—	—
Lease additions	17	—	—	—	—	—		(5,718)	(5,718)
Lease principal	17	(977)	—	—	—	—		977	—
Other lease activity including foreign exchange	17	—	—	—	—	—		(40)	(40)
Net cash outflow		(233,632)	—	—	—	—		—	(233,632)
Foreign exchange on cash		6	—	—	—	—		—	6
December 31, 2021		466,544	(93,728)	(37,947)	—	(225,477)		(8,023)	101,369
(1) See note 24, “Convertible loans for further information.
(2) See note 26, “Deferred royalty obligation” for further information.
(3) See note 17, “Leases” for further information.
(4) Totals may not foot due to rounding.
Schedule of credit quality
The credit quality of financial assets that are neither past due nor impaired is assessed below by reference to S&P’s credit ratings (where available) or to historical information about counterparty default rates:

(in KUSD)	December 31, 2021	December 31, 2020
Cash and cash equivalents
UBS	154,961	144,989
Credit Suisse	157,098	145,238
JP Morgan Chase	1,295	3,768
Bank of America	153,190	145,200
	466,544	439,195